Basis of Preparation	6 Months Ended
Jun. 30, 2022
Basis of Preparation [Abstract]
Basis of preparation
2.	Basis of preparation

Statement of compliance

These condensed consolidated interim financial statements as of June 30, 2022 and for the six months ended June 30, 2022 have been prepared in accordance with International Accounting Standard 34 Interim Financial Reporting (“IAS 34”) and should be read in conjunction with the audited consolidated financial statements as of and for the year ended December 31, 2021.

These condensed consolidated interim financial statements include all adjustments that are necessary to fairly state the results of the interim period. The Group believes that the disclosures are adequate to make the information presented not misleading. Interim results are not necessarily indicative of results to be expected for the full year. Management does not consider the business to be seasonal or cyclical.

Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board, have been condensed or omitted as permitted by IAS 34. The condensed consolidated statement of financial position as of December 31, 2021 was derived from the audited consolidated financial statements.

The interim condensed consolidated financial statements were authorized for issuance by the Company’s Audit Committee on November 28, 2022

Functional and reporting currency

These interim condensed consolidated financial statements are presented in Swiss Francs (“CHF”), which is the Company’s functional currency (“functional currency”) and the Group’s reporting currency.

Significant accounting policies

The accounting policies applied by the Group in these condensed consolidated interim financial statements are the same as those applied by the Group in its audited consolidated financial statements as of and for the year ended December 31, 2021 and have been applied consistently to all periods presented in these condensed consolidated interim financial statements, unless otherwise indicated.

New standards, amendments and interpretations adopted by the Group

Amendments to IAS 16	Property, Plant and Equipment: Proceeds before Intended Use
Amendments to IAS 37	Provisions, Contingent Liabilities and Contingent Assets - Onerous contracts – Costs of fulfilling a Contract
Amendments to IFRS 3	Business Combinations - Reference to the Conceptual Framework
Annual Improvements to IFRS Standards 2018-2020 – Amendments to IFRS 1, IFRS 9, IFRS 16, IAS 41

The application of these new standards, amendments to standards and interpretations does not have material impact on the financial statements of the Group.

Convertible loan

The convertible loan obtained from FiveT Investment Management Ltd. (see Note 5) is classified as a hybrid contract containing a host that is a financial liability and embedded derivatives separated from the host and measured at fair value with all changes in fair value recognized in profit or loss. The embedded financial derivatives are valued by an independent consultant initially and at period end at fair value, applying a simulation-based valuation approach.

The carrying amount of the host contract at initial recognition is the difference between the carrying amount of the hybrid contract and the fair value of the embedded derivatives. The host is then subsequently measured at amortized cost, using the effective interest rate method.

Intangible assets

As of June 30, 2022, Intangible assets amounted to CHF 15,851,501, compared to CHF 14,314,877 as of December 31, 2021. The increase is due to the capitalization of development costs related to the AM-125 program.

Going concern

The Company has incurred recurring losses and negative cash flows from operations since inception and it expects to generate losses from operations for the foreseeable future primarily due to research and development costs for its potential product candidates. The Company believes its cash of CHF 372,647 at June 30, 2022, together with revenues from Bentrio product sales, the receipt of grants, proceeds from the issuance of Common Shares under the A.G.P. Sales Agreement and the 2020 Commitment Purchase Agreement of USD 2.2 million up to the reporting date as well as from further issuances under the A.G.P. Sales Agreement and the 2022 Commitment Purchase Agreement, and the USD 2.2 million upfront payment it expects to receive under the Share Purchase Agreement and Option Agreement, dated October 19, 2022 and amended on November 23, 2022 (as discussed below), will fund the Company’s projected operations through the fourth quarter of 2022. We expect that our funding requirements for operations and financial obligations until the end of 2023 will amount to CHF 22.0 to 25.0 million and to CHF 17.0 to 20 million if the convertible loan provided by FiveT will be converted into Common Shares. To the extent that we will be unable to generate sufficient cash proceeds from the planned divestiture or spin-off of our legacy assets or other partnering activities, we will need substantial additional financing to meet these funding requirements both through the fourth quarter of 2022 and thereafter. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements have been prepared on a going concern basis, which contemplates the continuity of normal activities and realisation of assets and settlement of liabilities in the normal course of business. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

As is often the case with drug development companies, the ability of the consolidated entity to continue its development activities as a going concern is dependent upon it deriving sufficient cash from investors, from licensing and partnering activities, in particular the intended divestiture or spin-off of the Company’s legacy assets in the fields of inner ear therapeutics and OTC consumer health products, and from other sources of revenue such as grant funding.

On October 21, 2022, the Company announced the sale of (i) 90% of the share capital of its subsidiary Zilentin AG and (ii) an option to purchase the subsidiaries Auris Medical AG, Otolanum AG, Auris Medical Ltd. and Auris Medical Pty Ltd (the “Additional Subsidiaries”) – representing the Company’s inner ear therapeutic assets – to a European family office (the “Buyer”) for a cash consideration of USD 1 million each, for a total of USD 2 million (the “Zilentin Transaction”). Under the terms of the option agreement (the “Option”) Zilentin will be entitled to purchase the Additional Subsidiaries for an upfront payment of USD 25. million plus potential milestone royalty payments. The Option may be exercised for 30 days from October 19, 2022 (the “Closing Date”); beyond that period, Zilentin will have a right of first refusal to acquire these companies until year end with the upfront payment increasing by USD 1 million per month. There is no assurance that Buyer will exercise its option, triggering the additional upfront payment of USD 25 million. Due to a delay in the closing of the Zilentin Transaction, the Company and the Buyer agreed on November 23, 2022 to amend their agreement, extending the Closing Date to December 15, 2022 at the latest, increasing the share capital of Zilentin AG to be sold under the transaction from 90 to 100% and raising the amount of the initial payment for the purchase of Zilentin and for the option to purchase the Additional Subsidiaries from USD 2 million to USD 2.2 million.

The directors have considered the cash flow forecasts and the funding requirements of the business and continue to explore grant funding, licensing opportunities and equity investment opportunities in the Company. Apart from the inner ear therapeutic assets, the Company intends to spin off or divest also its OTC consumer health products business, in order to focus on the development of its OligoPhore/SemaPhore RNA delivery platform. At the date of issuing these financial statements, such plans have not yet been realized.

Accordingly, the directors have prepared the financial statements on a going concern basis. Should the above assumptions not prove to be appropriate, there is material uncertainty whether the consolidated entity will continue as a going concern and therefore whether it will realize its assets and extinguish its liabilities in the normal course of business and at the amounts stated in these financial statements.

The Company plans to secure additional capital in the future through equity or debt financings, partnerships, collaborations, or other sources to carry out the Company’s planned development activities. If additional capital is not available when required, the Company may need to delay or curtail its operations until such funding is received. Various internal and external factors will affect whether and when the Company’s product candidates become approved for marketing and successful commercialization. The regulatory approval and market acceptance of the Company’s product candidates, length of time and cost of developing and commercializing these product candidates and/or failure of them at any stage of the approval process will materially affect the Company’s financial condition and future operations. Such matters are not within the control of the Company and thus all associated outcomes are uncertain.

Accounting for divestiture

From the date of entering into the agreement for the disposal of Zilentin and the sale of the purchase option for the Additional Subsidiaries, the respective assets and liabilities are classified as held for sale and measured at the lower of carrying amount and fair value less costs to sell. As the agreement was entered into after June 30, 2022, and consequently the criteria for held for sale were met only after the reporting period, the disposal group is presented in the subsequent events and not yet as held for sale in the financial statements. The assets held for sale mainly comprise capitalized development costs related to the AM-125 program, which amounted to CHF 12.0 million as of June 30, 2022.